UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3632

DWS Tax Free Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.2%
Alabama 0.5%
Birmingham, AL, Special Care Facilities Financing Authority Revenue, Methodist Home for Aging, 5.0%, 3/1/2014, Colonial Bank (a)	2,920,000	2,973,933
Lauderdale & Florence Counties, AL, Public Hospital Board Revenue, ETM, 7.0%, 7/1/2007	40,000	40,443

		3,014,376
Alaska 0.5%
Anchorage, AK, General Obligation, Series A, 5.5%, 6/1/2017 (b)	3,035,000	3,300,502

Arizona 1.1%
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (b)	180,000	186,140
Arizona, School District General Obligation, School Facilities Board Revenue, Series B, 5.25%, 9/1/2017 (b)	2,500,000	2,727,600
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019 (b)	3,590,000	4,126,956

		7,040,696
Arkansas 0.0%
Drew County, AR, Public Facilities Board, Single Family Mortgage, Series A-2, 7.9%, 8/1/2011	19,847	19,904
Jefferson County, AR, Health Care Facilities, 1978 Conventional Series, ETM, 7.4%, 12/1/2010 (b)	95,000	105,669
Stuttgart, AR, Public Facilities Board, Single Family Mortgage, Series B, 7.75%, 9/1/2011	16,244	16,507

		142,080
California 15.7%
California, Department of Water Resources Power Supply Revenue, Series A, 5.5%, 5/1/2015 (b)	10,000,000	10,957,500
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	7,000,000	7,822,920
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014 (b)	10,000,000	11,038,800
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	7,148,933
California, Infrastructure & Economic Development Bank Revenue, Workers Compensation Relief Fund, Series A, 5.0%, 10/1/2015 (b)	7,000,000	7,523,530
California, State General Obligation:
5.0%, 2/1/2012	625,000	638,231
5.0%, 2/1/2013	550,000	582,032
5.0%, 10/1/2016	3,000,000	3,170,430
5.25%, 2/1/2018	5,000,000	5,425,750
6.0%, 4/1/2018	1,700,000	2,018,053
6.3%, 9/1/2011	250,000	276,905
6.75%, 8/1/2011	200,000	224,638
7.2%, 5/1/2008	50,000	52,011
California, Water & Sewer Revenue, Series Y, 5.25%, 12/1/2016 (b)	3,000,000	3,264,480
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	90,000	96,881
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency, Series A, ETM, 7.05%, 1/1/2009	7,275,000	7,729,033
Fresno, CA, Multi-Family Housing Revenue, Woodlands Apartments Project, Series A, 6.65%, 5/20/2008	115,000	116,401
Los Angeles, CA, Community Redevelopment Agency, Angelus Plaza Project, Series A, 7.4%, 6/15/2010	1,155,000	1,207,529

Los Angeles, CA, General Obligation:
Series A, 5.0%, 9/1/2019 (b)	6,340,000	6,887,713
Series A, 5.0%, 9/1/2020 (b)	5,915,000	6,415,705
Los Angeles, CA, School District General Obligation, 5.5%, 7/1/2015 (b)	4,000,000	4,422,520
San Bernardino, CA, State General Obligation, City Unified School District, 5.0%, 8/1/2016 (b)	2,615,000	2,844,493
San Diego County, CA, Certificates of Participation, Edgemoor Project & Regional System, 5.0%, 2/1/2017 (b)	2,335,000	2,525,629
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012 (b)	825,000	685,550
San Mateo, CA, State General Obligation, Union High School District, 5.0%, 9/1/2016 (b)	2,150,000	2,335,889
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016 (b)	6,260,000	6,887,252
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	35,000	36,328

		102,335,136

Colorado 2.0%
Aurora, CO, Centretech Metropolitan District, Series C, 4.875%, 12/1/2028, BNP Paribas (a)	1,280,000	1,301,914
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010	10,000	10,050
Boulder County, CO, Community Hospital Project Revenue, ETM, 7.0%, 7/1/2009	90,000	93,398
Colorado, Health Facilities Authority Revenue, Weld County General Hospital Project, ETM, 9.375%, 7/1/2009	80,000	85,499
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	310,000	310,387
Colorado, Housing Finance Authority, Single Family Program:
Series A-3, 6.5%, 5/1/2016	70,000	72,289
Series B-3, 6.55%, 5/1/2025	79,000	80,672
Colorado, Transportation/Tolls Revenue, Regional Transportation District Sales Tax, Series B, 5.5%, 11/1/2016 (b)	5,000,000	5,468,650
Denver City & County, CO, Single Family Mortgage Revenue Home, Metro Mayors Caucus, Series C, 5.0%, 11/1/2015	5,000	5,008
Interlocken Metropolitan District, CO, General Obligation, Series A, 5.75%, 12/15/2019 (b)	2,200,000	2,324,366
Jefferson County, CO, General Obligation, School District No. R-001, 5.0%, 12/15/2016 (b)	3,000,000	3,252,600

		13,004,833
Connecticut 1.5%
Connecticut, Hospital & Healthcare Revenue, Windham Community Memorial Hospital, Series C, 5.75%, 7/1/2011	1,700,000	1,733,541
Connecticut, State General Obligation:
Series C, 5.0%, 6/1/2017 (b)	3,170,000	3,482,816
Series A, 5.375%, 4/15/2016	4,000,000	4,322,920

		9,539,277
Delaware 0.0%
Delaware, Economic Development Authority, Peninsula United, Series A, 6.0%, 5/1/2009	35,000	35,758
District of Columbia 0.6%
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013 (b)	3,630,000	4,098,415
Florida 1.9%
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, 5.75%, 5/1/2021 (b)	4,500,000	5,093,055
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM, 6.75%, 11/15/2007	310,000	315,785
Florida, Citizen’s Property Insurance Corp., Series A, 5.0%, 3/1/2017 (b)	1,500,000	1,646,325
Jacksonville, FL, Electric Systems Authority Revenue, Series B, 3.64% *, 10/1/2030	600,000	600,000
Orange County, FL, Health Facilities Authority Revenue, Advanced Health Systems, ETM, 8.75%, 10/1/2009	440,000	470,342
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018 (b)	4,000,000	4,348,480
St. John’s County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017 (b)	185,000	189,956

		12,663,943
Georgia 3.5%
Athens, GA, Water & Sewer Revenue, ETM, 6.2%, 7/1/2008	425,000	434,108
Barrow County, GA, School District, 5.0%, 2/1/2014	3,000,000	3,242,910
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (b)	1,000,000	1,081,950
Forsyth County, GA, School District General Obligation, 6.0%, 2/1/2014	1,000,000	1,083,910
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016 (b)	8,500,000	9,270,695
Georgia, State General Obligation, 6.75%, 9/1/2010	5,370,000	5,916,290
Savannah, GA, Economic Development Authority Revenue, College of Art & Design:
6.2%, 10/1/2009	825,000	850,583
Prerefunded, 6.5%, 10/1/2013	800,000	868,040

		22,748,486
Hawaii 1.7%
Hawaii, Housing & Community Development, Multi-Family Revenue, Sunset Villas:
5.7%, 7/20/2031	1,090,000	1,149,187

5.75%, 1/20/2036	2,395,000	2,526,605
Hawaii, State General Obligation, Series CI, 4.75%, 11/1/2008	7,050,000	7,176,266

		10,852,058
Illinois 7.3%
Belleville St. Clair County, IL, Single Family Mortgage Revenue, ETM, 7.25%, 11/1/2009	40,000	42,346
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, Step-up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016 (b)	1,100,000	1,000,461
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014 (b)	11,570,000	8,853,364
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (b)	5,000,000	4,173,950
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	665,000	706,044
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	66,495
5.15%, 1/1/2014	65,000	66,876
5.25%, 1/1/2008	50,000	50,343
5.25%, 1/1/2009	50,000	50,727
5.25%, 1/1/2010	55,000	56,196
5.25%, 1/1/2016	150,000	154,408
5.375%, 1/1/2011	60,000	61,969
5.5%, 1/1/2012	35,000	36,590
5.5%, 1/1/2019	255,000	263,558
5.75%, 1/1/2022	300,000	309,351
Granite City, IL, Hospital Facilities Revenue, ETM, 7.0%, 1/1/2008	35,000	35,821
Illinois, Development Finance Authority, Section 8, Series A, 5.2%, 7/1/2008 (b)	5,000	5,019
Illinois, Educational Facilities Authority Revenues, Augustana College:
4.6%, 10/1/2008	95,000	95,837
Prerefunded, 5.0%, 10/1/2013	280,000	285,502
Illinois, Health Facilities Authority, Michael Reese Hospital & Medical Center, ETM, 6.75%, 12/1/2008	95,000	98,272
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008	165,000	165,510
Illinois, Housing Development Authority, Multi-Family Program, Series 3, 6.05%, 9/1/2010	110,000	111,565
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013 (b)	2,200,000	2,405,612
Palatine, IL, Tax Increment Revenue, Dundee Road Development Project, Tax Allocation, 5.0%, 1/1/2015 (b)	9,030,000	9,125,176
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,385,000	1,414,223
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013 (b)	3,865,000	2,965,189
Series A, Zero Coupon, 12/1/2014 (b)	4,000,000	2,946,280
Silvas, IL, Mortgage Revenue:
Series A, 4.9%, 8/1/2011	625,000	644,144
Series A, 5.2%, 8/1/2017	1,285,000	1,350,484

University of Illinois, Higher Education Revenue, AuxiIiary Facilities System:
Series A, 5.5%, 4/1/2015 (b)	3,860,000	4,324,705
Series A, 5.5%, 4/1/2016 (b)	3,580,000	4,044,040
Woodridge, IL, Multi-Family Revenue, Hawthorn Ridge Housing, Series A, 5.65%, 12/20/2032	1,510,000	1,561,053

		47,471,110
Indiana 2.1%
Indiana, Health Facility Authority Revenue, Memorial Hospital, 5.125%, 2/15/2017	1,250,000	1,285,150
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	3,000,000	3,230,850
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	8,000,000	9,073,680

		13,589,680

Kansas 0.5%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014 (b)	2,220,000	2,453,588
McPherson, KS, Electric Utility Revenue, Prerefunded, ETM, 5.9%, 3/1/2007	800,000	800,120

		3,253,708
Kentucky 0.4%
Kentucky, State Revenue Lease, State Property and Buildings Commission Revenue, Project No. 68, Prerefunded, 5.75%, 10/1/2012	2,000,000	2,138,380
Kentucky, Turnpike Authority, Recovery Road Revenue:
ETM, 6.125%, 7/1/2007	102,000	102,856
ETM, 6.625%, 7/1/2008	80,000	81,754

		2,322,990
Louisiana 1.6%
Iberia, LA, Single Family Mortgage Revenue, 7.375%, 1/1/2011	10,000	10,016
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013 (b)	2,815,000	3,475,990
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	155,000	162,625
New Orleans, LA, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,639,000	3,932,595
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (b)	1,165,000	1,190,292
Tensas Parish County, LA, General Obligation, Prerefunded, 7.0%, 9/1/2018	1,615,000	1,695,653

		10,467,171
Maryland 0.1%
Baltimore County, MD, Mortgage Revenue, Three Garden Village Project, Series A, 4.8%, 1/1/2013	430,000	441,855
Massachusetts 1.1%
Boston, MA, Deutsche Altenheim, Series A, 5.95%, 10/1/2018	455,000	490,203
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.75%, 7/1/2015	85,000	90,178
Massachusetts, Bay Transportation Authority, Mass Revenue, Prerefunded, Series A, 5.75%, 7/1/2015	915,000	975,921
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013 (b)	310,000	317,174
Massachusetts, Industrial Finance Agency, Higher Education, Hampshire College Project, Prerefunded, 5.8%, 10/1/2017	1,655,000	1,707,232
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015 (b)	1,000,000	1,129,940
Massachusetts, Water & Sewer Revenue, Pollution Control Revenue, Water Pollution Abatement Trust, Series A, 6.2%, 2/1/2010	10,000	10,021
Somerville, MA, Housing Authority Revenue, Clarendon Project, 4.6%, 11/20/2015	2,325,000	2,375,197

		7,095,866
Michigan 4.3%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016 (b)	5,000,000	3,478,800

Detroit, MI, Core City General Obligation:
Series B, 5.875%, 4/1/2013 (b)	2,410,000	2,588,726
Series B, 5.875%, 4/1/2014 (b)	2,555,000	2,744,479
Detroit, MI, Sewer Disposal Revenue, Series B, 3.66% *, 7/1/2033 (b)	1,600,000	1,600,000
Detroit, MI, State General Obligation, Series A-1, 5.375%, 4/1/2016 (b)	2,000,000	2,138,460
Hartland, MI, School District General Obligation, 5.375%, 5/1/2014	3,295,000	3,496,028
Michigan, Higher Education Facility Authority Revenue, Thomas M. Colley Law School, 5.35%, 5/1/2015, National City Bank Midwest (a)	1,200,000	1,228,956
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	65,000	65,666
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Mercy Mt. Clemens, Series A, 6.0%, 5/15/2014 (b)	3,000,000	3,158,400
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,201,466
Petoskey, MI, Hospital Finance Authority, ETM, 6.7%, 3/1/2007	110,000	110,026
Saginaw, MI, Hospital Finance Authority, Saint Luke Hospital, ETM, 7.5%, 11/1/2010	125,000	133,832

		27,944,839
Minnesota 0.3%
Minnesota, White Earth Band of Chippewa Indians Revenue, Series A, 144A, 7.0%, 12/1/2011 (b)	2,000,000	2,137,740
Rochester, MN, Saint Mary’s Hospital, ETM, 5.75%, 10/1/2007	65,000	65,661

		2,203,401
Mississippi 1.2%
Corinth & Alcorn Counties, MS, Hospital Revenue, Magnolia Regional Health Center Project, Series B, 5.125%, 10/1/2010	360,000	362,333
Lee County, MS, Hospital Systems Revenue, North Mississippi Medical Center Project, ETM, 6.8%, 10/1/2007	35,000	35,538
Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, 5.5%, 4/1/2018 (b)	1,345,000	1,390,797
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,695,000	2,822,339
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015 (b)	2,845,000	3,131,662

		7,742,669
Missouri 2.1%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue, Mizpath Assisted Living, Series A, 5.25%, 12/20/2019	145,000	153,169
Missouri, Development Financial Board, Recreation Facilities Revenue, YMCA, Greater St. Louis, Series A, 4.75%, 9/1/2007, Bank of America NA (a)	170,000	170,869
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,648,384
Missouri, State Highways & Transportation Commission, State Road Revenue, 5.0%, 2/1/2017	5,000,000	5,519,500
Missouri, Water & Sewer Revenue, State Revenue Revolving Funds Project, Series C, 5.375%, 7/1/2015	3,495,000	3,915,693
Springfield, MO, Law Enforcement Communication, Certificate of Participation, 5.5%, 6/1/2010	60,000	63,217
St. Louis, MO, Land Clearance Redevelopment Authority, Westminster Place Apartments, Series A, 5.95%, 7/1/2022	450,000	450,922

		13,921,754
Montana 0.0%
Missoula County, MT, Hospital Revenue, ETM, 7.125%, 6/1/2007 (b)	62,000	62,544
Nebraska 0.3%
Nebraska, Investment Finance Authority, Multi-Family Housing, Tara Hills Villa, 4.875%, 1/1/2008	405,000	407,835
Omaha, NE, School District General Obligation, Series A, 6.5%, 12/1/2013	1,500,000	1,754,385

		2,162,220

Nevada 0.0%
Nevada, Housing Division, Single Family Mortgage:
Series B-1, 4.95%, 4/1/2012	75,000	75,294
Series C-1, 5.45%, 4/1/2010	20,000	20,132

		95,426
New Hampshire 0.2%
Manchester, NH, Housing & Redevelopment Revenue Authority:
4.9%, 1/1/2008	145,000	146,170
5.55%, 1/1/2018	185,000	190,831
New Hampshire, Senior Care Revenue, Higher Educational and Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	980,000	982,823

		1,319,824
New Jersey 4.4%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.375%, 6/15/2014	2,280,000	2,443,317
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2017	3,300,000	3,562,218
Series I, 5.25%, 9/1/2024	2,000,000	2,207,400
New Jersey, Economic Development Authority, School Revenue, Series R-3, 3.58% *, 9/1/2031, Bank of Nova Scotia (a)	3,000,000	3,000,000
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund, Series B, 6.5%, 6/15/2011 (b)	140,000	155,520
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016 (b)	7,000,000	7,606,970
New Jersey, State Transportation Trust Fund Authority, Transportation System:
Series A, 5.25%, 12/15/2014 (b)	2,790,000	3,083,424
Series B, Prerefunded, ETM, 6.5%, 6/15/2011 (b)	85,000	94,674
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants:
Series B, 5.75%, 9/15/2013 (b)	2,760,000	2,951,627
Series B, 6.0%, 9/15/2015 (b)	500,000	538,840
New Jersey, Transportation/Tolls Revenue, State Highway Authority, Garden State Parkway, 5.5%, 1/1/2014 (b)	2,630,000	2,921,246
Secaucus, NJ, Municipal Utilities Authority, Sewer Revenue, ETM, 6.875%, 12/1/2008	20,000	20,626

		28,585,862
New Mexico 0.0%
New Mexico, Mortgage Finance Authority, Single-Family Mortgage Program:
Series F-3, 5.5%, 7/1/2017	50,000	51,212
Series F-3, 5.6%, 7/1/2028	120,000	122,800

		174,012
New York 9.5%
East Rochester, NY, Housing Authority Revenue, St. Johns Meadow, Series A, 5.125%, 8/1/2018	530,000	542,577
New York, Dormitory Authority, Lease Revenue, Court Facilities, Series A, 5.75%, 5/15/2014	3,715,000	4,101,546
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018 (b)	645,000	652,437
6.1%, 8/1/2041 (b)	1,000,000	1,125,700
New York, Dormitory Authority, St. Joseph’s Hospital, 5.25%, 7/1/2018 (b)	450,000	461,250
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2014 (b)	5,000,000	5,607,800
New York, State Dormitory Authority Revenue, State University Educational Facilities:
Prerefunded, 5.0%, 5/15/2010	50,000	51,303
5.0%, 5/15/2010	250,000	256,095
New York, Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	8,000,000	8,426,400
New York, Transportation/Tolls Revenue, Thruway Authority Service Contract, Local Highway and Bridge Project, 5.5%, 4/1/2011 (b)	2,500,000	2,657,825
New York, Triborough Bridge & Tunnel Authority, Convention Center Project, Series E, 7.25%, 1/1/2010	175,000	185,094
New York, NY, Core City General Obligation, Series B, 5.75%, 8/1/2015	5,000,000	5,471,200

New York, NY, General Obligation:
Series J, 5.25%, 5/15/2015 (b)	4,000,000	4,391,320
Series A, 5.5%, 8/1/2014	10,000,000	10,956,600
Series G, Prerefunded, ETM, 6.75%, 2/1/2009	255,000	269,971
Series G, 6.75%, 2/1/2009	4,745,000	5,009,344
New York, NY, Industrial Development Agency, College of Aeronautics Project, 5.2%, 5/1/2009	205,000	212,626
New York, NY, State Agency General Obligation Lease, Tobacco Settlement Funding Corp, Series A-1, 5.5%, 6/1/2018	10,000,000	10,805,200
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, Marine Midland Bank (a)	600,000	611,784
Onondaga County, NY, Industrial Development Agency Revenue, Civic Facilities Revenue, Lemoyne College Project, Series A, 5.0%, 3/1/2007	180,000	180,014

		61,976,086
North Carolina 0.2%
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,077,940
Wake County, NC, Hospital Revenue, ETM, 6.25%, 1/1/2008	45,000	45,784

		1,123,724
North Dakota 0.2%
Fargo, ND, Health Systems Revenue, Series A, 5.6%, 6/1/2013 (b)	1,250,000	1,280,088
Ohio 2.9%
Columbus, OH, General Obligation, Series 1, 5.0%, 7/1/2014	9,905,000	10,768,914
Franklin County, OH, Hospital & Healthcare Revenue, Ohio Presbyterian Services:
5.15%, 7/1/2007	1,000,000	1,002,830
5.4%, 7/1/2010	750,000	767,438
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	735,000	736,360
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (b)	1,140,000	1,225,386
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015 (b)	2,280,000	2,572,547
Ohio, Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, ETM, 6.375%, 6/1/2007	20,000	20,139
Sandusky County, OH, Health Care Facilities Revenue, Bethany Place Retirement Center Project, 5.15%, 7/1/2009	30,000	30,080
Stark County, OH, Health Care Facility, Rose Land, Inc. Project:
5.3%, 7/20/2018	850,000	888,624
5.35%, 7/20/2023	940,000	983,099

		18,995,417
Oklahoma 0.3%
Grand River, OK, Dam Authority Revenue, ETM, 6.25%, 11/1/2008	85,000	87,247
Oklahoma, Housing Finance Agency, Multi-Family Housing, Northpark & Meadowlane Project, 5.1%, 12/1/2007	200,000	201,332
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,533,075

		1,821,654
Oregon 2.8%
Oregon, Department Transportation Highway, User Tax Revenue, Series A, 5.25%, 11/15/2015	3,000,000	3,298,830
Oregon, Greater Albany School District No. 8J, 5.0%, 6/15/2013 (b)	4,000,000	4,304,640
Oregon, Sales & Special Tax Revenue, Department Administrative Services, Lottery Revenue, Series B, 5.75%, 4/1/2013 (b)	4,000,000	4,205,880
Washington, Multnomah, & Yamhill Counties, OR, Hillsboro School District No. 1J, 5.0%, 6/15/2018 (b)	6,000,000	6,624,660

		18,434,010
Pennsylvania 4.3%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%, 12/1/2015 (b)	3,370,000	3,628,547

Allegheny County, PA, Residental Finance Authority, Single Family Mortgage, Series CC-2, 5.2%, 5/1/2017	105,000	108,932
Beaver County, PA, Industrial Development Authority, Health Care Revenue, Providence Project, Series C, 4.85%, 5/20/2010	895,000	905,033
Chester County, PA, Health & Education Facility, Immaculata College:
5.0%, 10/15/2007	310,000	309,802
5.1%, 10/15/2008	120,000	119,972
5.125%, 10/15/2009	230,000	229,979
5.3%, 10/15/2011	280,000	280,000
Delaware County, PA, County General Obligation, 5.125%, 10/1/2014	4,200,000	4,344,354
Delaware County, PA, Housing Authority, Dunwood Village Project, 6.125%, 4/1/2020	100,000	106,763
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	800,000	811,864
Erie, PA, Higher Education Building Authority, Mercyhurst College Project:
5.75%, 3/15/2012	110,000	110,895
5.85%, 3/15/2017	325,000	327,818
Fayette County, PA, Hospital Authority, Uniontown Hospital, 5.45%, 6/15/2007 (b)	340,000	341,737
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012	60,000	62,936
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,080,690
Pennsylvania, Delaware River Port Authority, ETM, 6.5%, 1/15/2011	70,000	74,509
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013 (b)	800,000	836,216
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation:
Series A, 5.4%, 11/15/2007 (b)	350,000	353,959
Series C, 5.875%, 11/15/2018 (b)	1,450,000	1,481,364
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%, 11/1/2008	230,000	230,444
Pennsylvania, State General Obligation, Series First, 6.0%, 1/15/2013	5,500,000	5,903,590
Philadelphia, PA, Hospital & Higher Education Authority, Health System, Series A, 5.375%, 1/1/2028	2,645,000	2,726,942
Philadelphia, PA, Industrial Development Authority, Elmira Jefferies Memorial Home, Series A, 4.75%, 2/1/2008	70,000	70,309
Philadelphia, PA, Industrial Development Authority, Jeanes Physicians’ Office, Series A, 9.375%, 7/1/2010	315,000	315,485
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	660,000	669,894
Philadelphia, PA, School District General Obligation:
Series C, 5.75%, 3/1/2011 (b)	500,000	530,025
Series C, 5.875%, 3/1/2013 (b)	1,000,000	1,063,580
Scranton-Lackawanna Counties, PA, University of Scranton Project, 5.15%, 11/1/2011 (b)	250,000	252,508
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015 (b)	790,000	811,551

		28,089,698
Puerto Rico 1.1%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,586,306
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series BB, 5.25%, 7/1/2018 (b)	5,000,000	5,675,050

		7,261,356
Rhode Island 0.8%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017 (b)	5,000,000	5,489,300
South Carolina 1.6%
Columbia, SC, Waterworks & Sewer Systems Revenue, ETM, 7.75%, 1/1/2011	2,220,000	2,406,658
South Carolina, Water & Sewer Revenue, Grand Strand Water and Sewer Authority:
5.375%, 6/1/2015 (b)	3,705,000	3,993,360
5.375%, 6/1/2016 (b)	3,900,000	4,193,904

		10,593,922

Tennessee 2.7%
Greeneville, TN, Health & Education Facility Board, Southern Advent Hospital, ETM, 8.7%, 10/1/2009	150,000	160,720
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013 (b)	3,305,000	3,633,451
Memphis and Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, 5.5%, 11/1/2015 (b)	3,545,000	3,855,507
Memphis, TN, Health, Education & Housing Facility Board, Multi-Family Housing, Hickory Pointe Apartments Project, Series A, 5.4%, 7/1/2010 (b)	465,000	474,551
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Home, Inc. Project, Series A, Prerefunded, 9.0%, 10/1/2022	165,000	177,583
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Modal Health, 5.5%, 5/1/2023 (b)	530,000	546,096
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Open Arms Care Corp., 5.1%, 8/1/2016 (b)	1,000,000	1,015,130
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013 (b)	3,310,000	3,588,901
Shelby County, TN, Health Educational & Housing Facility Board, Methodist Health Systems, 5.2%, 8/1/2013 (b)	1,125,000	1,153,316
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.0%, 9/1/2016	2,700,000	2,927,799

		17,533,054
Texas 13.5%
Austin, TX, Electric Revenue, Zero Coupon, 11/15/2009 (b)	5,775,000	5,207,202
Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue, American Opportunity Housing, Series A, 5.8%, 1/1/2031 (b)	200,000	211,150
Brownsville, TX, Electric Revenue, 6.25%, 9/1/2014 (b)	6,500,000	7,205,315
Dallas, TX, Area Rapid Transit, 5.0%, 12/1/2019 (b)	2,000,000	2,178,040
Del Rio, TX, General Obligation:
5.55%, 4/1/2011 (b)	45,000	45,908
5.65%, 4/1/2013 (b)	95,000	97,017
5.75%, 4/1/2016 (b)	45,000	46,003
5.75%, 4/1/2017 (b)	185,000	189,124
6.5%, 4/1/2010 (b)	95,000	97,873
7.5%, 4/1/2008 (b)	95,000	98,584
7.5%, 4/1/2009 (b)	145,000	150,890
Denison, TX, Hospital Authority, Texoma Medical Center, ETM, 7.125%, 7/1/2008	35,000	35,897
Grand Prairie, TX, Metropolitan Utilities, Water & Sewer Revenue, 6.5%, 4/1/2012 (b)	1,000,000	1,001,820
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2018	2,165,000	2,359,027
Houston, TX, Sewer Systems Revenue, ETM, 6.375%, 10/1/2008	115,000	117,736
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015 (b)	8,250,000	8,858,437
Series B, Prerefunded, 5.75%, 12/1/2016 (b)	1,000,000	1,104,020
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013 (b)	2,500,000	2,861,300
Jefferson County, TX, Health Facilities Development Corp., Baptist Hospitals, 5.2%, 8/15/2021 (b)	375,000	392,130
Lewisville, TX, Combination Contract Revenue, General Obligation, 144A, 5.625%, 9/1/2017 (b)	3,545,000	3,797,050
North East, TX, School District, General Obligation, 6.0%, 2/1/2015	4,575,000	4,875,120
Northeast, TX, Hospital Authority Revenue, ETM, 8.0%, 7/1/2008	195,000	201,267
Northern, TX, Health Facilities Development Corp., United Regional Health Care Systems Project, 5.0%, 9/1/2014 (b)	5,750,000	5,838,780
Northside, TX, Independent School District, General Obligation, 5.0%, 2/15/2015	2,160,000	2,323,145
Odessa, TX, Housing Finance Corp., Single Family Mortgage, Series A, 8.45%, 11/1/2011	78,568	78,792
Plano, TX, Independent School District, 5.25%, 2/15/2014	1,570,000	1,657,151
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014 (b)	3,000,000	3,342,150
Tarrant County, TX, Health Facility, South Central Nursing, Series A, 6.0%, 1/1/2037 (b)	105,000	111,299

Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014 (b)	2,500,000	2,635,825
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series A, 5.0%, 12/15/2012	5,000,000	5,302,600
Texas, Municipal Power Agency Revenue:
Zero Coupon, 9/1/2014 (b)	40,000	29,930
ETM, Zero Coupon, 9/1/2014 (b)	1,760,000	1,304,389
Texas, University Revenue, Series C, 5.0%, 8/15/2017	4,155,000	4,571,954
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (b)	3,710,000	4,021,232
Texas, Water & Sewer Revenue, State Revenue Revolving Funds Project:
Series A, 5.625%, 7/15/2013	2,290,000	2,423,553
Series A, 5.75%, 7/15/2013	3,000,000	3,160,560
Series B, 5.75%, 7/15/2014	3,555,000	3,744,268
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit:
Series A, 5.75%, 11/15/2010 (b)	1,000,000	1,059,200
Series A, 6.25%, 11/15/2013 (b)	5,000,000	5,377,300
Waxahachie, TX, Independent School District, Prerefunded, ETM, Zero Coupon, 8/15/2009	150,000	136,845
Waxahachie, TX, School District General Obligation, Independent School District, Zero Coupon, 8/15/2009	250,000	227,580

		88,477,463
Utah 0.1%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (b)	800,000	829,304
Provo City, UT, Housing Authority, Multi-Family Housing, Lookout Pointe Apartments, 6.0%, 7/20/2008	95,000	96,490
Utah, Housing Finance Agency, Single Family Mortgage, Series F-1, Class I, 5.5%, 7/1/2016	40,000	40,485

		966,279
Vermont 0.1%
Vermont, Education & Health Building Finance Authority, Norwich University Project:
5.0%, 7/1/2007	310,000	311,376
5.75%, 7/1/2013	525,000	544,105

		855,481
Virgin Islands 0.3%
Virgin Islands, Electric Revenue, Water and Power Authority, 5.25%, 7/1/2009	2,000,000	2,032,640
Virginia 0.4%
Newport News, VA, Industrial Development Authority, Mennowood Communities, Series A, 7.25%, 8/1/2016	725,000	748,381
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013 (b)	1,560,000	1,714,284

		2,462,665
Washington 0.7%
Douglas County, WA, School District General Obligation, School District No. 206, Eastmont, 5.75%, 12/1/2013 (b)	2,000,000	2,158,400
Quinault Indian Nation, WA, Entertainment Revenue, Quinault Beach, Series A, 5.8%, 12/1/2015 (b)	300,000	312,930
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	1,000,000	1,123,990
Washington, Health Care, Nursing Home Revenue, Grays Harbor Community Hospital, 5.85%, 7/1/2012 (b)	725,000	760,583

		4,355,903
West Virginia 0.5%
Beckley, WV, Nursing Facility, Berkley Healthcare Corp. Project:
5.55%, 9/1/2008, Fleet Bank (a)	190,000	193,285
5.7%, 9/1/2009, Fleet Bank (a)	150,000	152,568
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (b)	2,940,000	3,257,432

		3,603,285

Wisconsin 2.3%
Oshkosh, WI, Hospital Facility, Mercy Medical Center, Prerefunded, 7.375%, 7/1/2009	15,000	15,163
Shell Lake, WI, Nursing Home Revenue, Terraceview Living, 5.3%, 9/20/2018	935,000	935,888
Wisconsin, Health & Educational Facilities, Revenue Authority, 6.0%, 5/15/2016 (b)	1,000,000	1,027,290

Wisconsin, Health & Educational Facilities, Viterbo College, Inc. Project, Series A:
	5.75%, 2/1/2012, US Bank Trust NA (a)	290,000	291,865
	6.0%, 2/1/2017, US Bank Trust NA (a)	405,000	407,871
Wisconsin, State General Obligation:
	Series C, 5.25%, 5/1/2016 (b)	7,705,000	8,252,980
	Series D, Prerefunded, 5.75%, 5/1/2015	4,000,000	4,323,120

			15,254,177
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $623,774,941)		99.2	648,236,693
Other Assets and Liabilities, Net		0.8	5,380,934

Net Assets		100.0	653,617,627

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2007.

(a)	Security incorporates a letter of credit from a major bank.
(b)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	13.5
American Capital Access (ACA)	1.3
Financial Guaranty Insurance Company	10.7
Financial Security Assurance, Inc.	13.1
MBIA Corp.	15.5
Radian Asset Assurance	1.2

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007